Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016
Income Tax Disclosure [Abstract]
Provision for income taxes	$ 362,000	$ 51,000	$ 1,216,000	$ 329,000
Loss before income taxes	(3,008,000)	$ (1,148,000)	(1,607,000)	$ (951,000)
Liabilities for uncertain tax positions	2,300,000		2,300,000		$ 2,300,000
Accrued interest or penalties related to uncertain tax positions	$ 0		$ 0		$ 0